Quarterly Summary of Earnings (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Net trade sales	$ 1,182,000,000.0	$ 1,207,600,000	$ 845,100,000	$ 1,045,500,000	$ 1,144,900,000	$ 1,239,300,000	$ 1,213,200,000	$ 1,155,100,000	$ 4,280,200,000	$ 4,752,500,000	$ 4,269,500,000
Gross profit	267,100,000	269,700,000	146,600,000	220,700,000	260,100,000	269,600,000	260,200,000	234,100,000	904,100,000	1,024,000,000.0	912,100,000
Earnings before income taxes	137,200,000	129,800,000	2,300,000	58,600,000	102,500,000	117,100,000	104,600,000	79,300,000	327,900,000	403,500,000	407,800,000
Net earnings	108,000,000.0	107,100,000	(6,100,000)	44,100,000	77,700,000	95,100,000	79,200,000	62,100,000	253,100,000	314,100,000	323,700,000
(Earnings) attributable to noncontrolling interest, net of tax	0	(100,000)	0	0	(100,000)	0	(100,000)	100,000	(100,000)	(100,000)	(200,000)
Net earnings (loss) attributable to Leggett & Platt, Inc. common shareholders	$ 108,000,000.0	$ 107,000,000.0	$ (6,100,000)	$ 44,100,000	$ 77,600,000	$ 95,100,000	$ 79,100,000	$ 62,200,000	$ 253,000,000.0	$ 314,000,000.0	$ 323,500,000
Net earnings (loss) per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 0.79	$ 0.79	$ (0.05)	$ 0.33	$ 0.57	$ 0.71	$ 0.59	$ 0.46	$ 1.86	$ 2.33	$ 2.41
Diluted (in dollars per share)	$ 0.79	$ 0.79	$ (0.05)	$ 0.33	$ 0.57	$ 0.70	$ 0.59	$ 0.46	$ 1.86	$ 2.32	$ 2.39
Quarterly Financial Information [Line Items]
Note impairment				$ 8,000,000
Charge for stock write-off				$ 4,000,000					$ 3,500,000
Goodwill impairment			$ 25,000,000						$ 25,400,000	$ 0	$ 0
Elite Comfort Solutions, Inc.
Quarterly Financial Information [Line Items]
Acquisition transaction costs								$ 1,000,000
2018 Restructuring Plan
Quarterly Financial Information [Line Items]
Restructuring and related costs		$ 6,000,000	$ 2,000,000		$ 3,000,000	$ 2,000,000		$ 6,000,000